SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Asset and Liabilities Measured at Fair Value
Asset and liabilities measured at fair value are summarized as follows (in thousands):

	Assets at Fair Value as of June 30, 2023
	Level 1	Level 2	Level 3	Total
Investments, equity securities	$1,530	$—	$—	$1,530
Interest rate swap	—	385	—	385

Total assets at fair value	$1,530	$385	$—	$1,915

	Assets at Fair Value as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Investments, equity securities	$1,143	$—	$—	$1,143
Interest rate swap	—	476	—	476

Total assets at fair value	$1,143	$476	$—	$1,619

Asset and liabilities measured at fair value are summarized as follows (in thousands):

	Assets at Fair Value as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Investments, equity securities	$1,143	$—	$—	$1,143
Interest rate swap	$—	$476	$—	$476

Total assets at fair value	$1,143	$476	$—	$1,619

	Assets and Liabilities at Fair Value as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Investments, equity securities	$909	$—	$—	$909

Total assets at fair value	$909	$—	$—	$909

Interest rate swap	$—	$(947)	$—	$(947)

Total liabilities at fair value	$—	$(947)	$—	$(947)

Schedule Of Allowance For Uncollectible Receivables
The changes in the allowance for uncollectible receivables for the year ended December 31, 2022 were as follows (in thousands):

Allowance for doubtful accounts
Balance at December 31, 2020	$(1,116)
Addition during the period	(544)
Utilization of allowance for doubtful accounts	438
Balance at December 31, 2021	(1,222)
Cumulative effect adjustment upon adoption of ASU 2016-13	—
Addition during the period	(336)
Utilization of allowance for doubtful accounts	60

Balance at December 31, 2022	$(1,498)